RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended			9 Months Ended
	Aug. 14, 2025	Aug. 15, 2024	Apr. 08, 2024	Sep. 30, 2025	Jun. 30, 2024	[1]	Sep. 30, 2025	Dec. 31, 2024	Aug. 19, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Issuance of Class B ordinary shares to Sponsor				$ 25,797,200
Public price (in Dollars per share)								$ 52.06		$ 51.12
Class A Ordinary Shares
RELATED PARTY TRANSACTIONS
Price per share (in Dollars per share)								$ 0.0001
HCM II ACQUISITION CORP
RELATED PARTY TRANSACTIONS
Issuance of Class B ordinary shares to Sponsor					$ 25,000			$ 25,000
Price per share (in Dollars per share)								$ 0.0001
Public price (in Dollars per share)				$ 10.05			$ 10.05	$ 10.05
Trading day period							20 days	20 days
Trading period of commencing							30 days	30 days
Business days							150 days	150 days
Office space		$ 15,000					$ 17,500	$ 62,500
Incurred and paid services				$ 45,000			135,000
Due from sponsor				4,466			4,466	$ 4,466
Fund working capital expenses	$ 2,500,000
HCM II ACQUISITION CORP | Business Combination
RELATED PARTY TRANSACTIONS
After completion initial Business Combination								30 days
Business combination entity price (in Dollars per share)								$ 1
HCM II ACQUISITION CORP | Related party
RELATED PARTY TRANSACTIONS
Maximum amount of Working Capital Loans				1,500,000			1,500,000
Advances from related party				$ 338,002			$ 338,002
HCM II ACQUISITION CORP | Related party | Business Combination
RELATED PARTY TRANSACTIONS
Conversion price per share				$ 1			$ 1
HCM II ACQUISITION CORP | Promissory Note
RELATED PARTY TRANSACTIONS
Conversion price (in Dollars per share)	$ 1
Principal balance							$ 400,000
HCM II ACQUISITION CORP | Founder Shares
RELATED PARTY TRANSACTIONS
Issuance of Series A-1 preferred shares for cash (in shares)			5,750,000
Forfeiture shares (in Shares)			750,000
Subject to forfeiture shares (in Shares)			750,000
HCM II ACQUISITION CORP | Related Party Loans | Related party
RELATED PARTY TRANSACTIONS
Working capital loans				$ 0			$ 0
HCM II ACQUISITION CORP | Sponsor Member | Promissory Note
RELATED PARTY TRANSACTIONS
Principal balance	$ 1,500,000
HCM II ACQUISITION CORP | Class A Ordinary Shares
RELATED PARTY TRANSACTIONS
After completion initial Business Combination							1 year
Public price (in Dollars per share)				$ 12			$ 12	$ 12
HCM II ACQUISITION CORP | Class A Ordinary Shares | Business Combination
RELATED PARTY TRANSACTIONS
After completion initial Business Combination								1 year
HCM II ACQUISITION CORP | Sponsor Member
RELATED PARTY TRANSACTIONS
Issuance of Class B ordinary shares to Sponsor			$ 25,000
Price per share (in Dollars per share)			$ 0.004
HCM II ACQUISITION CORP | Initial Public Offering
RELATED PARTY TRANSACTIONS
Price per share (in Dollars per share)									$ 10
HCM II ACQUISITION CORP | Initial Public Offering | Related party
RELATED PARTY TRANSACTIONS
Loan expenses				$ 300,000			$ 300,000	$ 300,000
HCM II ACQUISITION CORP | Initial Public Offering | Class A Ordinary Shares
RELATED PARTY TRANSACTIONS
Price per share (in Dollars per share)								$ 10	$ 10

[1]	Includes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.